(THE ROCKLAND GROWTH FUND LOGO)

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2000

                            THE ROCKLAND GROWTH FUND
                              RETAIL CLASS (RKGBX)
                          INSTITUTIONAL CLASS (RKGRX)

                        (THE ROCKLAND GROWTH FUND LOGO)

                               SEMI-ANNUAL REPORT

                                                                    May 23, 2000

Dear Fellow Shareholders,

  Turbulent periods in the stock market may often try the patience of even the most resolute long-term investors. Small company stocks do tend to be more volatile than large blue chip stocks, but in return investors are rewarded with higher returns in the long run. Usually 90% of small cap returns occur in 10% of the time, and investors cannot afford to try to time the market for the likelihood of missing significant market moves. Investors who dollar-cost-average by investing a small amount every month usually will come out ahead. Those investors wishing to set up a monthly investment program should contact Lynn Doty at (800) 220-0132 and ask for the Automatic Investment Program.

  Thanks for your support,

  /s/ Richard H. Gould

  Richard H. Gould CFA CMT

                      GREENVILLE CAPITAL MANAGEMENT, INC.
                                    Presents
                            THE ROCKLAND GROWTH FUND
                                  a Series of
                            The Rockland Funds Trust
                                 P. O. Box 701
                        Milwaukee, Wisconsin 53201-0701
                                 1-800-497-3933

ROCKLAND GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2000 (UNAUDITED)

ASSETS:
     Investments, at value (cost $52,201,053)                     $60,476,048
     Receivable for investments sold                                6,072,675
     Receivable for capital shares sold                                12,301
     Dividends and interest receivable                                 19,968
     Organizational expenses, net of accumulated amortization          11,107
     Cash                                                               1,800
     Other assets                                                      32,914
                                                                  -----------
               Total Assets                                        66,626,813
                                                                  -----------

LIABILITIES:
     Payable for investments purchased                              3,990,806
     Capital shares repurchased                                        21,979
     Payable to Adviser                                                57,434
     Accrued expenses and other liabilities                            63,527
                                                                  -----------
               Total Liabilities                                    4,133,746
                                                                  -----------
NET ASSETS                                                        $62,493,067
                                                                  -----------
                                                                  -----------

NET ASSETS CONSIST OF:
     Capital stock                                                $32,953,037
     Accumulated undistributed net realized
       gain on investments sold                                    21,265,035
     Net unrealized appreciation on investments                     8,274,995
                                                                  -----------
               Total Net Assets                                   $62,493,067
                                                                  -----------
                                                                  -----------

RETAIL CLASS:
     Net Assets                                                   $ 5,117,772
     Shares of beneficial interest outstanding
       (unlimited shares of $0.001 par value authorized)              164,469
     Net asset value and redemption price per share               $     31.12
                                                                  -----------
                                                                  -----------
     Maximum offering price per share                             $     32.08
                                                                  -----------
                                                                  -----------

INSTITUTIONAL CLASS:
     Net Assets                                                   $57,375,295
     Shares of beneficial interest outstanding
       (unlimited shares of $0.001 par value authorized)            1,831,168

     Net asset value, redemption price and
       offering price per share                                   $     31.33
                                                                  -----------
                                                                  -----------

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
STATEMENT OF OPERATIONS -- PERIOD ENDED MARCH 31, 2000 (UNAUDITED)

INVESTMENT INCOME:
     Dividend income                                              $    11,812
     Interest income                                                   42,260
                                                                  -----------
               Total investment income                                 54,072
                                                                  -----------

EXPENSES:
     Investment advisory fee                                          216,371
     Administration fee                                                24,699
     Shareholder servicing and accounting costs                        36,128
     Custody fees                                                      19,605
     Federal and state registration                                    17,094
     Professional fees                                                 12,975
     Reports to shareholders                                            3,225
     Trustees' fees and expenses                                        1,630
     Amortization of organizational expenses                            3,477
     Distribution expenses -- Retail Class                              4,798
     Other                                                              4,689
                                                                  -----------
               Total expenses                                         344,691
                                                                  -----------
NET INVESTMENT LOSS                                                  (290,619)
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments                              22,558,792
     Net change in unrealized appreciation/depreciation
       on investments                                               4,581,909
                                                                  -----------
     Net realized and unrealized gain on investments               27,140,701
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $26,850,082
                                                                  -----------
                                                                  -----------

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SIX MONTHS ENDED       YEAR ENDED
                                                                                        MARCH 31, 2000    SEPTEMBER 30, 1999
                                                                                       ----------------   ------------------
                                                                                         (UNAUDITED)
OPERATIONS:
     Net investment loss                                                                 $  (290,619)         $  (237,807)
     Net realized gain (loss) on:
          Investments                                                                     22,558,792            6,678,104
          Short positions                                                                         --              (85,807)
     Net change in unrealized appreciation/depreciation on
          Investments                                                                      4,581,909            2,832,339
          Short positions                                                                         --                1,403
                                                                                         -----------          -----------
     Net increase in net assets resulting from operations                                 26,850,082            9,188,232
                                                                                         -----------          -----------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                                            14,100,787            3,621,330
     Shares issued to holders in reinvestment of dividends                                 6,506,869                   --
     Cost of shares redeemed                                                              (2,180,499)            (703,078)
                                                                                         -----------          -----------
     Net increase in net assets resulting from capital share transactions                 18,427,157            2,918,252
                                                                                         -----------          -----------

DISTRIBUTIONS TO RETAIL CLASS
  SHAREHOLDERS FROM NET REALIZED GAINS                                                      (635,370)                  --
                                                                                         -----------          -----------
DISTRIBUTIONS TO INSTITUTIONAL CLASS
  SHAREHOLDERS FROM NET REALIZED GAINS                                                    (6,074,008)                  --
                                                                                         -----------          -----------
NET INCREASE IN NET ASSETS                                                                38,567,861           12,106,484

NET ASSETS:
     Beginning of period                                                                  23,925,206           11,818,722
                                                                                         -----------          -----------
     End of period                                                                       $62,493,067          $23,925,206
                                                                                         -----------          -----------
                                                                                         -----------          -----------

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                             MARCH 31, 2000              SEPTEMBER 30, 1999
                                                                        ------------------------      ------------------------
                                                                               (UNAUDITED)
                                                                        RETAIL     INSTITUTIONAL      RETAIL     INSTITUTIONAL
                                                                        CLASS          CLASS          CLASS          CLASS
                                                                        ------     -------------      ------     -------------
Per Share Data:
Net asset value, beginning of period                                   $ 19.25        $ 19.34        $ 11.17        $ 11.21
                                                                       -------        -------        -------        -------
Income from investment operations:
   Net investment income                                                 (0.26)(7)<F7>  (0.14)(6)<F6>  (0.25)(7)<F7>  (0.20)(7)<F7>
   Net realized and unrealized gains
     (losses) on investments                                             17.16          17.16           8.33           8.33
                                                                       -------        -------        -------        -------
          Total from investment operations                               16.90          17.02           8.08           8.13
                                                                       -------        -------        -------        -------
Less distributions:
   Dividends in excess of net investment income                             --             --             --             --
   Distributions from net realized gains                                 (5.03)         (5.03)            --             --
   Return of capital                                                        --             --             --             --
                                                                       -------        -------        -------        -------
          Total distributions                                            (5.03)         (5.03)            --             --
                                                                       -------        -------        -------        -------
Net asset value, end of period                                         $ 31.12        $ 31.33        $ 19.25        $ 19.34
                                                                       -------        -------        -------        -------
                                                                       -------        -------        -------        -------

Total return (1)<F1> (2)<F2>                                           102.24%        102.39%         72.34%         72.52%

Supplemental data and ratios:
   Net assets, end of period                                        $5,117,772    $57,375,295     $2,363,867    $21,561,339
   Ratio of operating expenses
     to average net assets (3)<F3> (4)<F4>                               1.82%          1.57%          2.00%          1.75%
   Ratio of net investment loss
     to average net assets (3)<F3> (4)<F4>                              (1.57%)        (1.32%)        (1.59%)        (1.34%)
   Portfolio turnover rate (5)<F5>                                     419.62%        419.62%        814.67%        814.67%

(1)<F1> Not annualized for the six months ended March 31, 2000 and the period December 2, 1996 through September 30, 1997.
(2)<F2> The total return does not reflect the 3% front-end sales charge for the Retail Class.
(3)<F3> Annualized for the six months ended March 31, 2000 and the period December 2, 1996 through September 30, 1997.
(4)<F4> Without expense reimbursements of $96,798, $107,092 and $120,419 for the years ended September 30, 1999, 1998 and the period December 2, 1996 through September 30, 1997, respectively, the ratio of operating expenses to average net assets would have been 2.56%, 2.85% and 4.23% for the Retail class and 2.31%, 2.60% and 3.98% for the Institutional class, respectively. The ratio of net investment loss to average net assets would have been (2.15)%, (2.57)% and (3.60)% for the Retail class and (1.90)%, (2.32)% and (3.35)% for the Institutional class, respectively.
(5)<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)<F6> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(7)<F7> Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period.

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                                                      DECEMBER 2, 1996(1)<F8>
                                                                               YEAR ENDED                     THROUGH
                                                                           SEPTEMBER 30, 1998            SEPTEMBER 30, 1997
                                                                        ------------------------      ------------------------
                                                                        RETAIL     INSTITUTIONAL      RETAIL     INSTITUTIONAL
                                                                        CLASS          CLASS          CLASS          CLASS
                                                                        ------     -------------      ------     -------------
Per Share Data:
Net asset value, beginning of period                                    $14.42         $14.43         $10.00         $10.00
                                                                       -------        -------        -------        -------
Income from investment operations:
   Net investment income                                                 (0.20)(7)<F14> (0.17)(7)<F14> (0.15)(8)<F15> (0.11)(8)<F15>
   Net realized and unrealized gains
     (losses) on investments                                             (2.73)         (2.73)          4.57           4.56
                                                                       -------        -------        -------        -------
          Total from investment operations                               (2.93)         (2.90)          4.42           4.45
                                                                       -------        -------        -------        -------
Less distributions:
   Dividends in excess of net investment income                             --             --             --          (0.02)
   Distributions in excess of net realized gains                         (0.18)         (0.18)            --             --
   Return of capital                                                     (0.14)         (0.14)            --             --
                                                                       -------        -------        -------        -------
          Total distributions                                            (0.32)         (0.32)            --          (0.02)
                                                                       -------        -------        -------        -------
Net asset value, end of period                                          $11.17         $11.21         $14.42         $14.43
                                                                       -------        -------        -------        -------
                                                                       -------        -------        -------        -------

Total return (2)<F9> (3)<F10>                                          (20.44%)       (20.21%)        44.20%         44.53%

Supplemental data and ratios:
   Net assets, end of period                                        $1,137,385    $10,681,337       $921,991    $10,858,957
   Ratio of operating expenses
     to average net assets (4)<F11> (5)<F12>                             2.00%          1.75%          2.00%          1.75%
   Ratio of net investment loss
     to average net assets (4)<F11> (5)<F12>                            (1.72%)        (1.47%)        (1.36%)        (1.11%)
   Portfolio turnover rate (6)<F13>                                    353.27%        353.27%        204.05%        204.05%

   (1)<F8>  Commencement of operations.
   (2)<F9> Not annualized for the six months ended March 31, 2000 and the period December 2, 1996 through September 30, 1997.
  (3)<F10> The total return does not reflect the 3% front-end sales charge for the Retail Class.
  (4)<F11> Annualized for the six months ended March 31, 2000 and the period December 2, 1996 through September 30, 1997.
  (5)<F12> Without expense reimbursements of $96,798, $107,092 and $120,419 for the years ended September 30, 1999, 1998 and the period December 2, 1996 through September 30, 1997, respectively, the ratio of operating expenses to average net assets would have been 2.56%, 2.85% and 4.23% for the Retail class and 2.31%, 2.60% and
            3.98% for the Institutional class, respectively. The ratio of net investment loss to average net assets would have been (2.15)%, (2.57)% and (3.60)% for the Retail class and (1.90)%, (2.32)% and
            (3.35)% for the Institutional class, respectively.
  (6)<F13> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
  (7)<F14> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
  (8)<F15> Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period.

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2000 (UNAUDITED)

 SHARES                                                              VALUE
 ------                                                              -----

           COMMON STOCKS -- 96.5%

           BUILDING & CONSTRUCTION -- 2.0%
  40,000   Insituform Technologies, Inc. -- Class A *<F16>        $ 1,225,000
                                                                  -----------

           BUSINESS SERVICES -- 4.5%
  17,500   AdStar.com, Inc. *<F16>                                    120,312
  20,000   The Corporate Executive Board Company *<F16>             1,015,000
  15,000   HeadHunter.NET, Inc. *<F16>                                270,937
  35,000   Heidrick & Struggles International, Inc. *<F16>          1,404,375
                                                                  -----------
                                                                    2,810,624
                                                                  -----------

           COMMUNICATIONS & MEDIA -- 0.8%
  26,800   Saga Communications, Inc. -- Class A *<F16>                512,550
                                                                  -----------

           COMPUTERS -- 4.8%
  15,000   Advanced Digital Information Corporation *<F16>            513,750
  20,000   Cybex Computer Products Corporation *<F16>                 752,500
  13,000   Hauppauge Digital, Inc. *<F16>                             239,688
  15,000   Mercury Computer Systems, Inc. *<F16>                      733,125
   5,000   National Computer Systems, Inc.                            253,750
   2,000   SanDisk Corporation *<F16>                                 245,000
  15,000   TALX Corporation *<F16>                                    285,000
                                                                  -----------
                                                                    3,022,813
                                                                  -----------

           COMPUTER SERVICES -- 6.0%
  35,000   Eltrax Systems, Inc. *<F16>                                465,938
  33,000   Information Resource Engineering, Inc. *<F16>            1,196,250
  20,000   McAfee.com Corporation *<F16>                            1,033,750
  30,000   ODS Networks, Inc. *<F16>                                  720,000
  10,000   Pilot Network Services, Inc. *<F16>                        330,625
                                                                  -----------
                                                                    3,746,563
                                                                  -----------

           EDUCATION -- 0.8%
  10,000   Corinthian Colleges, Inc. *<F16>                           160,000
  10,000   Learning Tree International, Inc. *<F16>                   355,000
                                                                  -----------
                                                                      515,000
                                                                  -----------

           ELECTRONICS -- 1.9%
  20,000   Technitrol, Inc.                                         1,165,000
                                                                  -----------

           ELECTRICAL EQUIPMENT -- 9.0%
  20,000   Electro Scientific Industries, Inc. *<F16>               1,160,000
  10,000   Excel Technology, Inc. *<F16>                              353,750
  10,000   Helix Technology Corporation                               600,625
   6,000   Newport Corporation                                        810,000
   5,000   Orbotech Ltd. (1)<F17>                                     425,000
  23,000   Photon Dynamics, Inc. *<F16>                             1,587,000
  30,000   Sensormatic Electronics Corporation *<F16>                 673,125
                                                                  -----------
                                                                    5,609,500
                                                                  -----------

           FINANCIAL SERVICES -- 0.9%
   5,000   Dain Rauscher Corporation                                  329,687
 166,667   U.S. Capital Financial Corp. *<F16> (2)<F18>               250,000
                                                                  -----------
                                                                      579,687
                                                                  -----------

           INTERNET -- 12.4%
  15,000   AppliedTheory Corporation *<F16>                           313,125
  25,000   b2bstores.com, Inc. *<F16>                                 250,000
  22,000   click2learn.com, Inc. *<F16>                               313,500
   3,000   Commerce One, Inc. *<F16>                                  447,750
   3,000   Covad Communications Group, Inc. *<F16>                    217,500
   7,000   Digex, Inc. *<F16>                                         776,562
   2,500   Digital Insight Corporation *<F16>                         128,125
  10,000   E-Sync Networks, Inc. *<F16>                               136,250
   7,000   Go2Net, Inc. *<F16>                                        563,937
  20,000   Harbinger Corporation *<F16>                               582,500
  30,000   IntraNet Solutions, Inc. *<F16>                          1,380,000
  56,666   NetAmerica.com Corporation *<F16>                        1,430,817
  35,000   Netzee, Inc. *<F16>                                        520,625
  10,000   Panja Inc. *<F16>                                          230,000
  50,000   PartsBase.com, Inc. *<F16>                                 465,625
                                                                  -----------
                                                                    7,756,316
                                                                  -----------

           MACHINERY - INDUSTRIAL -- 1.0%
  11,000   Asyst Technologies, Inc. *<F16>                            643,500
                                                                  -----------

           MEDICAL PRODUCTS -- 2.4%
  12,000   Digene Corporation *<F16>                                  552,000
  40,000   HealthTronics, Inc. *<F16>                                 740,000
  12,500   Laser Photonics, Inc. *<F16>                               170,312
                                                                  -----------
                                                                    1,462,312
                                                                  -----------

           OIL & GAS SERVICES -- 4.9%
   5,000   Atwood Oceanics, Inc. *<F16>                               331,563
  15,000   Cal Dive International, Inc. *<F16>                        761,250
  25,000   Devon Energy Corporation                                 1,214,063
  10,000   HS Resources, Inc. *<F16>                                  211,250
  40,000   Patina Oil & Gas Corporation                               542,500
                                                                  -----------
                                                                    3,060,626
                                                                  -----------

           RETAIL -- 2.0%
  35,000   1-800 CONTACTS, INC. *<F16>                              1,211,875
                                                                  -----------

           SEMICONDUCTORS -- 15.3%
  25,000   Actel Corporation *<F16>                                   892,187
  20,000   Amkor Technology, Inc. *<F16>                            1,061,250
  33,000   Dallas Semiconductor Corporation                         1,159,125
  10,000   Genus, Inc. *<F16>                                         138,750
   2,000   Ibis Technology Corporation *<F16>                         180,000
  10,000   Lam Research Corporation *<F16>                            450,625
  25,000   LTX Corporation *<F16>                                   1,129,688
   5,000   Metalink Ltd. *<F16> (1)<F17>                              191,875
  30,000   Metron Technology N.V. *<F16>                              630,000
  10,000   MKS Instruments, Inc. *<F16>                               505,000
   3,000   Novellus Systems, Inc. *<F16>                              168,375
  16,000   TranSwitch Corporation *<F16>                            1,538,000
  16,000   Vitesse Semiconductor Corporation *<F16>                 1,540,000
                                                                  -----------
                                                                    9,584,875
                                                                  -----------

           SOFTWARE -- 5.0%
  28,000   BARRA, Inc. *<F16>                                         948,500
  10,000   Caminus Corporation *<F16>                                 200,000
   7,000   Interactive Intelligence, Inc. *<F16>                      301,000
  14,000   ION Networks, Inc. *<F16>                                  470,750
  18,000   MapInfo Corporation *<F16>                                 702,000
   5,000   Mission Critical Software, Inc. *<F16>                     305,625
   6,000   SERENA Software, Inc. *<F16>                               191,250
                                                                  -----------
                                                                    3,119,125
                                                                  -----------

           TELECOMMUNICATIONS -- 22.8%
  10,000   Adelphia Business Solutions, Inc. *<F16>                   616,250
  14,000   Anaren Microwave, Inc. *<F16>                            1,342,250
  20,000   C-COR.net Corp. *<F16>                                     980,000
   4,000   Copper Mountain Networks, Inc. *<F16>                      327,750
  10,000   Coyote Network Systems, Inc.                               110,000
  10,000   Ditech Communications Corporation *<F16>                 1,060,625
   8,000   E-Tek Dynamics, Inc. *<F16>                              1,882,000
  15,000   ECtel Ltd. *<F16> (1)<F17>                                 298,125
   8,000   LightPath Technologies, Inc. *<F16>                        361,000
  30,000   Lumenon Innovative Lightwave Technology, Inc. *<F16>       712,500
  12,000   MasTec, Inc. *<F16>                                      1,068,000
   5,000   Nanovation Technologies Inc. *<F16> (2)<F18>               225,000
   6,000   RCN Corporation *<F16>                                     323,250
  12,000   RF Micro Devices, Inc. *<F16>                            1,612,500
  12,500   Tele Leste Celular Patricipacoes S.A. (1)<F17>             750,000
  35,000   US LEC Corp. -- Class A *<F16>                           1,391,250
  13,000   Winstar Communications, Inc. *<F16>                        780,000
   9,000   XETA Corporation *<F16>                                    409,500
                                                                  -----------
                                                                   14,250,000
                                                                  -----------

           TOTAL COMMON STOCKS (Cost $52,000,371)                  60,275,366
                                                                  -----------

PRINCIPAL
 AMOUNT
---------
           SHORT-TERM INVESTMENTS -- 0.3%

           VARIABLE RATE DEMAND NOTES #<F19> -- 0.3%
$200,682   Firstar Bank, 5.8825%                                      200,682
                                                                  -----------
           TOTAL SHORT-TERM INVESTMENTS (Cost $200,682)               200,682
                                                                  -----------
           TOTAL INVESTMENTS -- (COST OF $52,201,053) -- 96.8%     60,476,048
           Other Assets, less Liabilities -- 3.2%                   2,017,019
                                                                  -----------
           TOTAL NET ASSETS -- 100.0%                             $62,493,067
                                                                  -----------
                                                                  -----------

  *<F16>  Non-income producing security.
(1)<F17>  Foreign Security
(2)<F18>  Illiquid Security
  #<F19> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2000.

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS -- MARCH 31, 2000 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT
   ACCOUNTING POLICIES

   The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust currently consists of one series, The Rockland Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, GREENVILLE CAPITAL MANAGEMENT, INC., has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 Institutional shares of its capital stock at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

   The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $34,078, have been paid by the Adviser. The Fund has reimbursed the Adviser. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

   The Fund has issued two classes of shares: Retail and Institutional. The Retail shares are subject to a 0.25% 12b-1 fee and an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. The maximum sales charge is 3% of the offering price or 3.09% of the net asset value. Each class of shares has identical rights and privileges except with respect to 12b-1 fees paid by Retail shares and voting rights on matters affecting a single class of shares.

   The following is a summary of significant accounting policies consistently followed by the Fund.

   a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a security exchange or quoted on NASDAQ are valued at the last quoted sales price on which such securities are primarily traded. Common stocks, other equity-type securities, and securities sold short which are listed on an exchange or the NASDAQ Stock Market but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

   b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

   c) Distributions to Shareholders - Dividends from net investment income are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes.

       Generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

       Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales.

       On December 31, 1996, a dividend of $3,001 was paid to Institutional shareholders of record on December 30, 1996. There were no Retail shareholders as of the record date.

  d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 e) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

  f) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2. SHARES OF BENEFICIAL INTEREST

   Transactions in shares of beneficial interest for the six months ended March 31, 2000 were as follows:

                                                     $             SHARES
                                                    ---            ------
   RETAIL SHARES:
   Shares sold                                   $   542,127         19,433
   Shares issued to holders in
     reinvestment of dividends                       588,575         29,385
   Shares redeemed                                  (200,868)        (7,160)
                                                 -----------      ---------
   Net increase                                  $   929,834         41,658
                                                 -----------
                                                 -----------

   SHARES OUTSTANDING:
   Beginning of period                                              122,811
                                                                  ---------
   End of period                                                    164,469
                                                                  ---------
                                                                  ---------

   INSTITUTIONAL SHARES:
   Shares sold                                   $13,558,660        501,164
   Shares issued to holders in
     reinvestment of dividends                     5,918,294        293,566
   Shares redeemed                                (1,979,631)       (78,682)
                                                 -----------      ---------
   Net increase                                   17,497,323        716,048
                                                 -----------
                                                 -----------

   SHARES OUTSTANDING:
   Beginning of period                                            1,115,120
                                                                  ---------
   End of period                                                  1,831,168
                                                                  ---------
                                                                  ---------
   TOTAL NET INCREASE                            $18,427,157
                                                 -----------
                                                 -----------

3. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of investments, excluding short-term investments and short positions, by the Fund for the six months ended March 31, 2000, were $184,327,977 and $172,273,912, respectively.

   At March 31, 2000, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

   Appreciation                                                 $11,224,272
   (Depreciation)                                                (4,791,772)
                                                                -----------
       Net appreciation on investments                          $ 6,432,500
                                                                -----------
                                                                -----------

   At March 31, 2000, the cost of investments for federal income tax purposes was $54,043,548.

4. INVESTMENT ADVISORY AND OTHER
   AGREEMENTS

   The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Greenville Capital Management, Inc. Pursuant to its advisory agreement with the Trust, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

   The Investment Adviser has voluntarily agreed to waive its management fee and/or reimburse the operating expenses to the extent necessary to insure that the total operating expenses do not exceed 2.00% and 1.75% of the Fund's average daily net assets for the Retail class and Institutional class, respectively.

   Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank, N.A. serves as custodian for the Fund.

5. SHORT POSITIONS

   As a portfolio management strategy, the Fund may engage in short sales of securities, which result in obligations of the Fund to make a future delivery of a specific security. These obligations are subject to the risk that the security's market price at the delivery date will exceed the amount of proceeds initially received, and that the Fund may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Fund) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current market value of the security to be delivered. The Fund generally maintains deposits with brokers approximating the market value of securities sold short. At March 31, 2000, the Fund had no short positions.

6. DISTRIBUTION PLAN

   The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), which requires the Retail class to pay the Distributor a distribution fee of up to 0.25% of its average daily net assets computed on an annual basis. Under the terms of the Plan, the Distributor is authorized to, in turn, pay all or a portion of this fee to any securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of Retail class shares pursuant to a written agreement. To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of the shares, although it is the Distributor's current intention to pay out all or most of the fee. The Fund has incurred $4,798 pursuant to the Plan for the six months ended March 31, 2000.

                                    TRUSTEES
                               Mr. Charles Cruice
                               Mr. Richard Gould
                               Mr. George Keeley
                              Mr. Edwin Moats, Jr.
                               Dr. Peter Utsinger

                                    OFFICERS
                         Mr. Charles Cruice, President
                          Mr. Richard Gould, Treasurer
                          Mr. Jeffrey Rugen, Secretary

                               INVESTMENT ADVISOR
                      Greenville Capital Management, Inc.
                         100 South Rockland Falls Road
                              Rockland, DE  19732

                                   CUSTODIAN
                               Firstar Bank, N.A.
                                  P.O. Box 701
                           777 East Wisconsin Avenue
                              Milwaukee, WI  53202

                         ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT
                       Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                                  Third Floor
                            615 East Michigan Street
                              Milwaukee, WI  53202

                            INDEPENDENT ACCOUNTANTS
                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL  60601

                                 LEGAL COUNSEL
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                            Philadelphia, PA  19103